23. Deferred tax (Details 1) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax
Gross losses	£ 49,565	£ 40,741	£ 38,377
Potential deferred tax asset	£ 8,426	£ 6,926	£ 6,639